Note 7 - Disposal Group Assets Held for Sale (Tables)	9 Months Ended
Sep. 30, 2020
Notes Tables
Disposal Groups, Including Discontinued Operations [Table Text Block]
September 30, 2020
Cash	$100,367
Prepaid expenses	143,836
Property and equipment, net	1,080
Patents, net	458,738
ROU and other assets	195,517
Disposal group assets held for sale	$899,538

Accounts payable and accrued expenses	$166,373
Lease liabilities	159,439
Disposal group liabilities associated with assets held for sale	$325,812